Business Combination (Details) In Thousands, unless otherwise specified				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 10, 2012 Juedui 100 CNY	Dec. 10, 2012 Juedui 100 Brand name CNY	Dec. 10, 2012 Juedui 100 Customer relationships CNY	Dec. 10, 2012 Juedui 100 Source code CNY
Acquisition of The Juedui 100 Business
Purchase consideration				5,500
Identifiable intangible assets					2,141	1,637	933
Identifiable assets acquired				4,711
Goodwill	130	789	789	789
Cash consideration				5,500